ACQUISITIONS (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012 NGAS Resources, Inc.	Dec. 31, 2011 NGAS Resources, Inc.	Apr. 13, 2011 NGAS Resources, Inc.	Dec. 31, 2012 NuLoch Resources	Dec. 31, 2011 NuLoch Resources	May 03, 2011 NuLoch Resources	Dec. 31, 2012 Eagle Operating, Inc.	Mar. 30, 2012 Eagle Operating, Inc.	Dec. 31, 2012 Trans Tex Gas Services	Dec. 31, 2012 Baytex Energy USA Assets	May 22, 2012 Baytex Energy USA Assets	Dec. 31, 2012 Virco
Acquisitions
Total			$ 124,470			$ 430,500		$ 52,876			$ 312,018
Revenues	19,611	16,581		64,045	18,524		5,500		7,014	18,430		1,094
Operating Income (Loss)	$ 18,453	$ (28,698)		$ (66,862)	$ 901		$ (3,019)		$ (393)	$ (6,649)		$ 450